LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss available to ordinary shareholders of the Company-basic and diluted	¥ (1,957,543)	$ (275,715)	¥ (2,008,005)	¥ (2,471,127)
Denominator:
Weighted average number of ordinary shares outstanding-basic	1,040,680,392	1,040,680,392	1,015,265,686	950,697,557
Weighted average number of ordinary shares outstanding-diluted	1,040,680,392	1,040,680,392	1,015,265,686	950,697,557
Loss per share-basic | (per share)	¥ (1.88)	$ (0.26)	¥ (1.98)	¥ (2.60)
Loss per share-diluted | (per share)	¥ (1.88)	$ (0.26)	¥ (1.98)	¥ (2.60)